Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity and availability of our critical systems and information.

Our cybersecurity risk management aligns with and shares common methodologies and reporting channels with our broader risk management.

Key features of our cybersecurity risk management program include, but are not limited to, the following:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT Systems environment;
●	a security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
●	processes for monitoring for vulnerabilities of our technology which includes code review (as necessary), testing and analysis of software across the software lifecycle;
●	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;
●	physical and technical security measures, including encryption, authentication, and access controls;
●	cybersecurity awareness training and internal cybersecurity resources for our employees;
●	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See “Item 3. Key Information — D. Risk Factors — Risks Related to Our Business and Industry — Unauthorized disclosure, destruction or modification of data, through cybersecurity breaches, computer viruses or otherwise or disruption of our services could expose us to liability, protracted and costly litigation and damage our reputation.”

Cybersecurity Governance

Our Board considers cybersecurity risk as part of its risk oversight function and undertakes overall risk management, including oversight of cybersecurity and other information technology risks.

Our Board receives quarterly reports from management on our cybersecurity risks. In addition, management updates our Board, as necessary, regarding any significant cybersecurity incidents. Our Board also receives briefings from management on our cyber risk management program.

Our management has primary responsibility for our overall cybersecurity risk management program and supervises our internal cybersecurity personnel. Our management and the security team, including our CFO and network administrator, is responsible for assessing and managing our material risks from cybersecurity threats. Our team’s experience includes risk assessment and analysis, security controls implementation, security awareness and trainings, security governance and policies, security incident analysis, threat intelligence and monitoring, business continuity and disaster recovery.

Our management oversees efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; information obtained from governmental, public or private sources; and alerts and reports produced by security tools deployed in our IT Systems environment.

Cybersecurity Risk Management Processes Integrated [Text Block]
●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT Systems environment;
●	a security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
●	processes for monitoring for vulnerabilities of our technology which includes code review (as necessary), testing and analysis of software across the software lifecycle;
●	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;
●	physical and technical security measures, including encryption, authentication, and access controls;
●	cybersecurity awareness training and internal cybersecurity resources for our employees;
●	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See “Item 3. Key Information — D. Risk Factors — Risks Related to Our Business and Industry — Unauthorized disclosure, destruction or modification of data, through cybersecurity breaches, computer viruses or otherwise or disruption of our services could expose us to liability, protracted and costly litigation and damage our reputation.”

Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board considers cybersecurity risk as part of its risk oversight function and undertakes overall risk management, including oversight of cybersecurity and other information technology risks.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our Board receives quarterly reports from management on our cybersecurity risks. In addition, management updates our Board, as necessary, regarding any significant cybersecurity incidents. Our Board also receives briefings from management on our cyber risk management program.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our management has primary responsibility for our overall cybersecurity risk management program and supervises our internal cybersecurity personnel. Our management and the security team, including our CFO and network administrator, is responsible for assessing and managing our material risks from cybersecurity threats.
Cybersecurity Risk Role of Management [Text Block]

Our management has primary responsibility for our overall cybersecurity risk management program and supervises our internal cybersecurity personnel. Our management and the security team, including our CFO and network administrator, is responsible for assessing and managing our material risks from cybersecurity threats. Our team’s experience includes risk assessment and analysis, security controls implementation, security awareness and trainings, security governance and policies, security incident analysis, threat intelligence and monitoring, business continuity and disaster recovery.

Our management oversees efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; information obtained from governmental, public or private sources; and alerts and reports produced by security tools deployed in our IT Systems environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our management and the security team, including our CFO and network administrator, is responsible for assessing and managing our material risks from cybersecurity threats.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our team’s experience includes risk assessment and analysis, security controls implementation, security awareness and trainings, security governance and policies, security incident analysis, threat intelligence and monitoring, business continuity and disaster recovery.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false